QUARTERLY FINANCIAL INFORMATION (Unaudited)	12 Months Ended
Jan. 02, 2016
QUARTERLY FINANCIAL INFORMATION (Unaudited)
QUARTERLY FINANCIAL INFORMATION (Unaudited)

NOTE 17. QUARTERLY FINANCIAL INFORMATION (Unaudited)

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)

2015
Net sales	$1,528.0	$1,516.0	$1,468.1	$1,454.8
Gross profit	430.0	417.6	405.9	392.3
Income from continuing operations	71.9	64.7	81.3	56.5
(Loss) income from discontinued operations, net of tax	–	(1.0)	.4	.5
Net income	71.9	63.7	81.7	57.0
Net income (loss) per common share:
Continuing operations	.79	.71	.89	.62
Discontinued operations	–	(.01)	–	.01
Net income per common share	.79	.70	.89	.63
Net income (loss) per common share, assuming dilution:
Continuing operations	.78	.69	.87	.61
Discontinued operations	–	(.01)	.01	.01
Net income per common share, assuming dilution	.78	.68	.88	.62

2014
Net sales	$1,550.1	$1,615.8	$1,559.6	$1,604.8
Gross profit	407.2	428.2	400.7	415.1
Income from continuing operations	66.4	50.2	60.9	69.8
(Loss) income from discontinued operations, net of tax	(.4)	(1.9)	(.7)	.8
Net income	66.0	48.3	60.2	70.6
Net income (loss) per common share:
Continuing operations	.69	.53	.65	.76
Discontinued operations	–	(.02)	–	.01
Net income per common share	.69	.51	.65	.77
Net income (loss) per common share, assuming dilution:
Continuing operations	.68	.52	.64	.75
Discontinued operations	(.01)	(.02)	(.01)	.01
Net income per common share, assuming dilution	.67	.50	.63	.76

(1)	Results for the fourth quarter of 2014 reflected the extra week in our 2014 fiscal year.

        Certain prior period amounts have been revised to reflect the impact of certain adjustments. Refer to Note 1, "General," for more information. The effects of the revision on our quarterly information were as follows:

	First Quarter			Second Quarter			Third Quarter			Fourth Quarter
(In millions, except per share data)	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised

2015
Income from continuing operations	$71.6	$.3	$71.9	$64.3	$.4	$64.7
Net income	71.6	.3	71.9	63.3	.4	63.7
Net income (loss) per common share:
Continuing operations	.79	–	.79	.70	.01	.71
Net income per common share	.79	–	.79	.69	.01	.70
Net income (loss) per common share, assuming dilution:
Continuing operations	.77	.01	.78	.69	–	.69
Net income per common share, assuming dilution	.77	.01	.78	.68	–	.68

2014
Income from continuing operations	$71.6	$(5.2)	$66.4	$44.4	$5.8	$50.2	$65.0	$(4.1)	$60.9	$70.1	$(.3)	$69.8
Net income	71.2	(5.2)	66.0	42.5	5.8	48.3	64.3	(4.1)	60.2	70.9	(.3)	70.6
Net income (loss) per common share:
Continuing operations	.74	(.05)	.69	.47	.06	.53	.70	(.05)	.65	.77	(.01)	.76
Discontinued operations	–	–	–	(.02)	–	(.02)	(.01)	.01	–	.01	–	.01
Net income per common share	.74	(.05)	.69	.45	.06	.51	.69	(.04)	.65	.78	(.01)	.77
Net income (loss) per common share, assuming dilution:
Continuing operations	.73	(.05)	.68	.46	.06	.52	.68	(.04)	.64	.75	–	.75
Discontinued operations	–	(.01)	(.01)	(.02)	–	(.02)	–	(.01)	(.01)	.01	–	.01
Net income per common share, assuming dilution	.73	(.06)	.67	.44	.06	.50	.68	(.05)	.63	.76	–	.76

        "Other expense, net" is presented by type for each quarter below:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2015
Restructuring charges:
Severance and related costs	$13.5	$16.8	$4.7	$17.5
Asset impairment charges and lease cancellation costs	.4	3.2	1.9	1.5
Other items:
Net loss from curtailment and settlement of pension obligations	–	–	–	.3
Loss on sale of product line and related exit costs	2.6	7.7	.2	–
Legal settlements	(.5)	–	.2	–
Gain on sale of assets	(1.7)	–	–	–

Other expense, net	$14.3	$27.7	$7.0	$19.3

2014
Restructuring charges:
Severance and related costs	$7.0	$35.9	$5.1	$6.7
Asset impairment charges and lease cancellation costs	.3	2.6	1.6	6.9
Other items:
Indefinite-lived intangible asset impairment charge	–	–	3.0	–
Gains on sales of assets	–	(.6)	(1.9)	–
Losses from curtailment and settlement of pension obligations	–	.6	–	1.0

Other expense, net	$7.3	$38.5	$7.8	$14.6